Marsico Investment Fund

Supplement dated June 25, 2004 to the
Statement of Additional Information dated January 30, 2004

(replacing the supplement dated February 19, 2004)

The following tables hereby replace the tables relating to the Non-Interested Trustees and the Officers of the Funds under the heading "Trustees and Officers" on page 26 of the Statement of Additional Information. The table relating to the Interested Trustees also under the heading "Trustees and Officers" remains unchanged.

NON-INTERESTED TRUSTEES
NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Rono Dutta 1044 Mohawk Road Wilmette, IL 60091 DOB: 1951	Trustee	Since August 1998	Private investor (September 2002 - Present); President, United Airlines (1999 - September 2002); Senior Vice President - Planning, United Airlines (1994 - 1999); other positions with United Airlines (1985 - 1994); previously, Manager for planning, Bell & Howell, and Management Consultant, Booz, Allen and Hamilton.	4	None
Walter A. Koelbel, Jr. 5291 E. Yale Avenue Denver, CO 80222 DOB: 1952	Trustee	Since December 1997	President, and other positions, Koelbel and Company (Real Estate Development Company) (December 1976 - present).	4	None
Federico Peña 1225 17th Street # 1660 Denver, CO 80202 DOB: 1947	Trustee	Since February 1999	Managing Director, Vestar Capital Partners, (October 1998 - present); Secretary, U.S. Department of Energy (March 1997 - July 1998); Secretary, U.S. Department of Transportation (January 1993 - February 1997).	4	Principal Financial Group, Inc. Sonic Corp.
Michael D. Rierson 4202 East Fowler Avenue ADM 247 Tampa, FL 33620 DOB: 1952	Trustee	Since November 1998	Vice President of University Advancement, University of South Florida (May 2001 - present); Vice President, University Advancement at University of Miami (September 1998 - March 2001); Associate Dean, Kenan-Flagler Business School at University of North Carolina at Chapel Hill (November 1993 - September 1998); Various positions at Duke University, Durham, N.C. (October 1983 - November 1993).	4	None
Joseph T. Willett 1200 17th Street Suite 1300 Denver, CO 80202 DOB: 1955	Trustee	Since November 2002	Private investor (2002 - present); Chief Operating Officer, Merrill Lynch Europe (1998-2002); Chief Financial Officer, Merrill Lynch & Co., Inc. (1993-1998).	4	Merrill Lynch Capital Markets Bank Limited (Ireland)

OFFICERS
NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Christopher J. Marsico[1] 1200 17th Street Suite 1300 Denver, CO 80202 DOB: 1961	Vice President and Treasurer	Since September 2002	President, Marsico Capital Management, LLC (July 2002-Present); Chief Operations Officer, Marsico Capital Management, LLC (September 1997-July 2002); Vice President, US West (1988-September 1997).	N/A	N/A
Mary L. Watson 1200 17th Street Suite 1300 Denver, CO 80202 DOB: 1959	Vice President and Secretary	Since September 2002

Chief Operations Officer, Marsico Capital Management, LLC (July 2002 - Present); Vice President of Client Services, Marsico Capital Management, LLC (September 1997-Present); Vice President of Institutional Services and other positions, Janus Capital (1986-September 1997);

				N/A	N/A
Sander M. Bieber 1775 I Street, N.W. Washington, D.C. 20005 DOB: 1950	Assistant Secretary	Since December 1997	Partner, Dechert LLP (law firm) (more than five years).	N/A	N/A

____________
1 Mr. Thomas Marsico and Mr. Christopher Marsico are brothers.

The following table hereby replaces the table relating to the dollar range of equity securities owned beneficially by each Non-Interested Trustee for the year ended December 31, 2003 under the heading "Board of Trustees" on pages 27-28 of the Statement of Additional Information. The table relating to Interested Trustees also under the heading "Board of Trustees" remains unchanged.

NON-INTERESTED TRUSTEES
NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE TRUST		AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
Rono Dutta	Focus Fund	$50,001 - $100,000	Over $100,000
	Growth Fund	$10,001 - $50,000
	21st Century Fund	$10,001 - $50,000
	International Opportunities Fund	$10,001 - $50,000
Walter A. Koelbel, Jr.	Focus Fund	Over $100,000	Over $100,000
	Growth Fund	Over $100,000
	21st Century Fund	Over $100,000
	International Opportunities Fund	Over $100,000
Larry A. Mizel[1]	Focus Fund	Over $100,000	Over $100,000
	Growth Fund	Over $100,000
	21st Century Fund	Over $100,000
	International Opportunities Fund	$50,001 - $100,000
Federico Peña	Focus Fund	$10,001 - $50,000	$10,001 - $50,000
	Growth Fund	None
	21st Century Fund	None
	International Opportunities Fund	None
Michael D. Rierson	Focus Fund	Over $100,000	Over $100,000
	Growth Fund	$50,001 - $100,000
	21st Century Fund	$10,001 - $50,000
	International Opportunities Fund	$10,001 - $50,000
Joseph T. Willett	Focus Fund	Over $100,000	Over $100,000
	Growth Fund	Over $100,000
	21st Century Fund	$1 - $10,000
	International Opportunities Fund	$1 - $10,000

__________
1 Mr. Mizel resigned from the Board of Trustees effective February 12, 2004.

Additionally, the following paragraph hereby replaces the third paragraph under the heading "Net Asset Value" at pages 46-47 of the Statement of Additional Information. This paragraph has been revised to better reflect how foreign currency exchange rates are determined.

Generally, trading in foreign securities, as well as U.S. Government securities and certain cash equivalents and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the shares of the Funds are determined as of such times. Effective as of July 1, 2004, to the extent practicable, foreign currency exchange rates will be determined as of or near the close of the NYSE, but in the case of certain instruments foreign currency exchange rates may be determined some hours prior to the close of the NYSE.  Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and at the close of the NYSE, which will not be reflected in the computation of net asset value. As described in the Funds' Prospectus, if during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Trustees.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE